Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 18,300	$ 5,800
Uncertain tax benefits	3,684	2,861	$ 2,430
Accrued interest and penalties related to uncertain tax positions	0
Operating Loss Carryforwards [Line Items]
Increase in unrecognized tax benefits due to additional research and development credits	823	431
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses	193,200	131,200
Net operating loss that can be carried forward indefinitely	147,300
Federal | Research and Developmental
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	5,900
State
Operating Loss Carryforwards [Line Items]
Net operating losses	149,900	118,500
State | Research and Developmental
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	5,600
Foreign
Operating Loss Carryforwards [Line Items]
Income tax liability	$ 0	$ 0